UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

                          Form 13F

                    Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2011

 Check here if Amendment [   ];Amendment Number:

 This amendment (Check only one.) :[   ] is a restatement.
                                   [   ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:


 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan            Baltimore, MD            October 28, 2011

      [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [ ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other reporting manager(s).)

 [ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                   Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      48

 Form 13F Information Table Value Total:      $632,816
                                              (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE

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         COLUMN 1              COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER            TITLE         CUSIP        VALUE     SHRS OR   SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
                               OF CLASS                  (x $1000)   PRN AMT   PRN   CALL  DISCRETN  MANAGER  SOLE    SHARED  NONE

 AIR PRODUCTS & CHEMICALS        COM        009158106    7,637      100,000    SH          SOLE               100,000
 ANADARKO PETROLEUM CORP.        COM        032511107    11,664     185,000    SH          SOLE               185,000
 APACHE CORP.                    COM        037411105    12,036     150,000    SH          SOLE               150,000
 BAKER HUGHES, INC.              COM        057224107    9,924      215,000    SH          SOLE               215,000
 CF INDUSTRIES HOLDINGS          COM        125269100    8,646       70,069    SH          SOLE                70,069
 CHEVRON CORP.                   COM        166764100    86,969     940,000    SH          SOLE               940,000
 CLIFFS NATURAL RESOURCES        COM        18683K101    7,266      142,000    SH          SOLE               142,000
 CONOCOPHILLIPS                  COM        20825C104    22,162     350,000    SH          SOLE               350,000
 CONSOL ENERGY INC.              COM        20854P109    1,571       46,300    SH          SOLE                46,300
 DEVON ENERGY CORP.              COM        25179M103    7,484      135,000    SH          SOLE               135,000
 DOW CHEMICAL CO.                COM        260543103    13,476     600,000    SH          SOLE               600,000
 ENERGEN CORP.                   COM        29265N108    7,565      185,000    SH          SOLE               185,000
 EOG RESOURCES INC.              COM        26875P101    7,811      110,000    SH          SOLE               110,000
 EQT CORP.                       COM        26884L109    8,538      160,000    SH          SOLE               160,000
 EXXON MOBIL CORP.               COM        30231G102    98,663    1,358,430   SH          SOLE              1,358,430
 FMC CORP.                       COM        302491303    8,991      130,000    SH          SOLE               130,000
 FOREST OIL CORP.                COM        346091705    2,880      200,000    SH          SOLE               200,000
 FREEPORT-MCMORAN COPPER         COM        35671D857    15,682     515,000    SH          SOLE               515,000
 HALLIBURTON CO.                 COM        406216101    16,023     525,000    SH          SOLE               525,000
 HESS CORP.                      COM        42809H107    13,115     250,000    SH          SOLE               250,000
 KINDER MORGAN INC               COM        49456B101    6,472      250,000    SH          SOLE               250,000
 MARATHON OIL CO.                COM        565849106    2,805      130,000    SH          SOLE               130,000
 MARATHON PETROLEUM CORP.        COM        56585A102    2,706      100,000    SH          SOLE               100,000
 MDU RESOURCES GROUP, INC.       COM        552690109    5,738      299,000    SH          SOLE               299,000
 NABORS INDUSTRIES, LTD          SHS        G6359F103    1,459      119,000    SH          SOLE               119,000
 NATIONAL FUEL GAS CO.           COM        636180101    8,519      175,000    SH          SOLE               175,000
 NATIONAL OILWELL VARCO          COM        637071101    12,805     250,000    SH          SOLE               250,000
 NEW JERSEY RESOURCES            COM        646025106    11,920     280,000    SH          SOLE               280,000
 NEWFIELD EXPLORATION            COM        651290108    4,366      110,000    SH          SOLE               110,000
 NOBLE ENERGY INC.               COM        655044105    15,930     225,000    SH          SOLE               225,000
 NORTHEAST UTILITIES             COM        664397106    6,730      200,000    SH          SOLE               200,000
 OASIS PETROLEUM, INC.           COM        674215108    3,349      150,000    SH          SOLE               150,000
 OCCIDENTAL PETROLEUM            COM        674599105    25,025     350,000    SH          SOLE               350,000
 OIL STATES INTERNATIONAL        COM        678026105    7,129      140,000    SH          SOLE               140,000
 PEABODY ENERGY CORP.            COM        704549104    7,508      221,600    SH          SOLE               221,600
 PIONEER NATURAL                 COM        723787107    7,892      120,000    SH          SOLE               120,000
 POTASH CORP OF                  COM        73755L107    12,491     289,000    SH          SOLE               289,000
 PRAXAIR, INC.                   COM        74005P104    14,022     150,000    SH          SOLE               150,000
 QEP RESOURCES, INC              COM        74733V100    5,414      200,000    SH          SOLE               200,000
 QUESTAR CORP                    COM        748356102    2,768      156,300    SH          SOLE               156,300
 ROYAL DUTCH SHELL         SPONSORED ADR A  780259206    20,842     338,783    SH          SOLE               338,783
 SCHLUMBERGER LTD                COM        806857108    34,345     575,000    SH          SOLE               575,000
 SOUTHWESTERN ENERGY             COM        845467109    6,666      200,000    SH          SOLE               200,000
 SPECTRA ENERGY CORP.            COM        847560109    5,122      208,812    SH          SOLE               208,812
 TECK RESOURCES LTD             CL B        878742204    5,838      200,000    SH          SOLE               200,000
 TRANSOCEAN LTD.               REG SHS      H8817H100    10,405     217,953    SH          SOLE               217,953
 WEATHERFORD INT'L. LTD          REG        H27013103    5,494      450,000    SH          SOLE               450,000
 WILLIAMS COMPANIES, INC.        COM        969457100    10,953     450,000    SH          SOLE               450,000
                                                        632,816
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